Cover	Jun. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-35670
Entity Registrant Name	Regulus Therapeutics Inc.
Entity Central Index Key	0001505512
Entity Tax Identification Number	26-4738379
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4224 Campus Point Court
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	202-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	RGLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false